Quarterly Financial Data (Tables)	9 Months Ended
Sep. 30, 2013
Quarterly Financial Information Disclosure [Abstract]
Schedule of Quarterly Financial Information
The following tables set forth quarterly financial information (in thousands):

	2012
	June 7 (Inception) to September 30	Fourth Quarter	Total
Net (Loss) Attributable to Common Stockholders	$—	$(89)	$(89)
(Loss) Per Share of Class B Common Stock – Basic:
(Loss) Per Basic Share	$—	$(0.01)	$(0.01)
(Loss) Per Share of Class B Common Stock – Diluted:
(Loss) Per Diluted Share	$—	$(0.01)	$(0.01)